SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets except goodwill

Years
Software	3-6
License	3-20
Other intangible assets	1-30

Schedule of property and equipment

Years
Buildings	15-50
Leasehold improvements	2-15
Switching equipment	3-15
Telegraph, telex, and data communication equipment	5-15
Transmission installation and equipment	3-40
Satellite, earth station, and equipment	3-20
Cable network	5-25
Power supply	3-20
Data processing equipment	3-20
Vehicles	4-8
Other telecommunication peripherals	5
Office equipment	2-5
Other equipment	2-5

Schedule of estimated useful life of ROU assets

Years
Land rights	1-50
Buildings	1-15
Transmission installation and equipment	3-25
Vehicles	4-8
Others	2-25

Schedule of disclosure of buy and sell rates used to translate monetary assets and liabilities denominated in foreign currency

	2021		2022
	Buy	Sell	Buy	Sell
United States Dollar (“US$”) 1	14,250	14,255	15,567	15,571
Australian Dollar (“AU$”) 1	10,353	10,359	10,583	10,589
Singapore Dollar ("SGD") 1	10,555	10,561	11,614	11,622
New Taiwan Dollar ("TWD") 1	515.04	515.40	508.15	508.47
Euro ("EUR") 1	16,125	16,137	16,623	16,635
Japanese Yen ("JPY") 1	123.81	123.86	118.12	118.17
Malaysian Ringgit ("MYR") 1	3,420	3,424	3,529	3,539
Hong Kong Dollar (“HKD”) 1	1,828	1,828	1,996	1,997